Other Long-Term Assets - Summary of Assets, Liabilities, Partners' Equity and Equity (Income) Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets	$ 5,942	$ 4,361
Current liabilities	7,422	5,078
Partners' equity	36,945	32,380	$ 34,991
Revenue	32,854	17,491	24,394
Net loss	(7,664)	435	(5,416)
Depletion, depreciation and amortization	5,724	6,046	5,546
Interest and other financing expense	711	756	$ 836
North West Redwater Partnership
Disclosure of joint ventures [line items]
Partners' equity	(562)	(153)
Revenue	294	$ 174
Partnership distributions	$ 400
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%	25.00%
Company's voting percent interest in joint venture	50.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Current assets	$ 280	$ 230
Non-current assets	10,806	11,098
Current liabilities	798	3,146
Non-current liabilities	11,412	8,488
Partners' equity	(1,124)	(306)
Revenue	1,168	1,348
Net loss	18	188
Partnership distributions	800
Depletion, depreciation and amortization	278	214
Interest and other financing expense	$ 412	$ 420